4. Financing Receivables (Details-Impairment Calculation) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated, but not impaired		$ 5,571	$ 3,972
Individually evaluated, impaired	$ 160	0
Not individually evaluated	7,950	2,526	73
Total evaluated collectively for loan losses	$ 8,110	$ 8,097	$ 4,045